NYSE

15008927

Received SEC

FEB 22 2016

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

February 22, 2016

001- 00812

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTMS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 1.125% Notes due 2021, 1.875% Notes due 2026, and Floating Rate Notes due 2018 of UNITED TECHNOLOGIES CORPORATION. under the Exchange Act of 1934.

Sincerely,